SUBSEQUENT EVENTS (Details Narrative)						9 Months Ended
	Nov. 10, 2015 shares	Oct. 30, 2015 shares	Oct. 09, 2015 USD ($) Lease	Jun. 15, 2013 shares	Mar. 15, 2013 shares	Sep. 30, 2015 USD ($) Lease shares	Dec. 09, 2015 shares	Oct. 01, 2015 shares	Dec. 31, 2014 Lease shares	Dec. 31, 2013 shares	Dec. 27, 2013 shares
Number of new retail store | Lease						3			1
Acquisitions cost | $						$ 17,735,084
Common stock, shares authorized						500,000,000			50,000,000	50,000,000	50,000,000
Shares issued for services				57,500	29,500
Subsequent Event [Member]
Number of new retail store | Lease			3
Acquisitions cost | $			$ 1,610,000
Common stock, shares authorized							500,000,000
Shares issued for services	1,798,676	15,000
Subsequent Event [Member] | Minimum [Member]
Common stock, shares authorized								150,000,000
Subsequent Event [Member] | Maximum [Member]
Common stock, shares authorized								500,000,000